Development Cost (Details) zł in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2022 USD ($)
Development Cost [Line Items]
Development expenses due	$ 9.6
Development expenses paid	4.2
Accrued liabilities	5.4
Renewable energy projects [Member]
Development Cost [Line Items]
Development cost			$ 11.4
Project 1 [Member]
Development Cost [Line Items]
Development cost	$ 9.6	zł 45